UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-02619

Exact name of registrant as specified in charter:	MoneyMart Assets, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2008

Date of reporting period:	1/31/2008

Item 1 – Reports to Stockholders

SEMIANNUAL REPORT

JANUARY 31, 2008

MONEYMART ASSETS, INC.

FUND TYPE

Money market

OBJECTIVE

Maximum current income consistent with stability of capital and the maintenance of liquidity

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The accompanying financial statements as of January 31, 2008, were not audited and, accordingly, no auditor’s opinion is expressed on them.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Prudential, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

March 14, 2008

Dear Shareholder:

We hope you find the semiannual report for MoneyMart Assets informative and useful. As a MoneyMart Assets shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investor profile and tolerance for risk.

Thank you for choosing MoneyMart Assets.

Sincerely,

Judy A. Rice, President

MoneyMart Assets, Inc.

MoneyMart Assets, Inc.	1

Your Fund’s Performance

Fund objective

The investment objective of MoneyMart Assets, Inc. is to seek maximum current income consistent with stability of capital and the maintenance of liquidity. There can be no assurance that the Fund will achieve its investment objective.

The Fund is a diversified portfolio of high-quality, U.S. dollar-denominated money market securities issued by the U.S. government, its agencies and instrumentalities, and major corporations and commercial banks in the United States and foreign countries. Maturities can range from one day to 13 months. The Fund generally only purchases securities rated in one of the two highest short-term rating categories or one of the three highest long-term rating categories by at least two major rating agencies, or, if not rated, deemed to be of equivalent quality by the investment subadviser.

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, call (800) 225-1852. Gross operating expenses: Class A, 0.51%; Class B, 0.38%; Class C, 0.38%; and Class Z, 0.38%.

Fund Facts as of 1/31/08
	7-Day Current Yield	Net Asset Value (NAV)	Weighted Avg. Maturity (WAM)	Net Assets (Millions)
Class A	4.12%	$1.00	34 Days	$716.2
Class B*	4.24	$1.00	34 Days	$69.1
Class C*	4.24	$1.00	34 Days	$16.9
Class Z*	4.24	$1.00	34 Days	$175.7
iMoneyNet, Inc. Prime Retail Avg.**	3.58	N/A	47 Days	N/A

*	Class B, Class C, and Class Z shares are not subject to distribution and service (12b-1) fees.

**	iMoneyNet, Inc. regularly reports a 7-day current yield and WAM on Tuesdays. This is based on the data of all funds in the iMoneyNet, Inc. Prime Retail Average category as of January 29, 2008, the closest reported date prior to the end of our reporting period.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

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Money Market Fund Yield Comparison

Weighted Average Maturity Comparison

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, call (800) 225-1852. Gross operating expenses: Class A, 0.51%; Class B, 0.38%; Class C, 0.38%; and Class Z, 0.38%.

The graphs portray weekly 7-day current yields and weekly WAMs for MoneyMart Assets, Inc. (Class A shares—yields only) and the iMoneyNet, Inc. Prime Retail Average every Tuesday from January 30, 2007 to January 29, 2008, the closest dates to the beginning and end of the Fund’s reporting period. Note: iMoneyNet, Inc. regularly reports a 7-day current yield and WAM on Tuesdays. As a result, the data portrayed for the Fund at the end of the reporting period in the graphs may not match the data portrayed in the Fund Facts table as of January 29, 2008.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

MoneyMart Assets, Inc.	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2007, at the beginning of the period, and held through the six-month period ended January 31, 2008. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the seven-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the seven-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Seven-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

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expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MoneyMart Assets, Inc.		Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,024.40	0.51%	$2.60
	Hypothetical	$1,000.00	$1,022.57	0.51%	$2.59

Class B	Actual	$1,000.00	$1,025.00	0.38%	$1.93
	Hypothetical	$1,000.00	$1,023.23	0.38%	$1.93

Class C	Actual	$1,000.00	$1,025.00	0.38%	$1.93
	Hypothetical	$1,000.00	$1,023.23	0.38%	$1.93

Class Z	Actual	$1,000.00	$1,025.00	0.38%	$1.93
	Hypothetical	$1,000.00	$1,023.23	0.38%	$1.93

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2008, and divided by the 366 days in the Fund’s fiscal year ending July 31, 2008 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

MoneyMart Assets, Inc.	5

Portfolio of Investments

as of January 31, 2008 (Unaudited)

Principal Amount (000)	Description	Value (Note 1)

Certificates of Deposit 15.6%
$10,000	Bank of Scotland PLC 5.05%, 3/14/08	$10,000,544
30,000	Barclays Bank PLC 5.16%, 2/19/08	30,000,000
10,000	5.20%, 4/11/08	10,000,000
10,000	M&I Marshall & Ilsley Bank 4.82%, 2/11/08	10,000,000
38,000	National Bank of Canada 4.28%, 4/11/08	38,000,731
20,000	Regions Bank 4.85%, 2/20/08	20,000,000
20,000	Royal Bank of Scotland NY 5.17%, 2/11/08	20,000,000
5,000	Unicredito Italiano New York 5.01%, 2/1/08	5,000,000
10,000	5.19%, 2/19/08	10,000,000

		153,001,275

Commercial Paper 39.7%
5,000	Allianz Finance Corp., 144A 3.22%, 2/27/08(a)	4,988,372
10,000	Amsterdam Funding Corp., 144A 4.11%, 2/22/08(a)	9,976,025
10,000	Australia and New Zealand Banking Group, 144A 4.37%, 4/7/08(a)	9,919,792
5,000	Bank of America Corp. 4.98%, 2/15/08(a)	4,990,307
10,000	Bryant Park Funding, 144A 4.20%, 2/12/08(a)	9,987,167
40,000	Calyon North America, Inc. 4.30%, 4/10/08(a)	39,670,333
7,717	Citigroup Funding, Inc. 5.46%, 2/6/08(a)	7,711,148
10,000	General Electric Capital Corp. 3.47%, 3/18/08(a)	9,955,661
36,000	4.56%, 3/24/08(a)	35,762,880
11,000	Long Lane Master Trust IV, 144A 3.10%, 2/27/08(a)	10,975,372
15,000	Old Line Funding Corp., 144A 3.15%, 2/15/08(a)	14,981,625

See Notes to Financial Statements.

MoneyMart Assets, Inc.	7

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

Principal Amount (000)	Description	Value (Note 1)

$19,000	PNC Funding Corp. 3.22%, 4/28/08(a)	$18,851,919
12,441	Prudential PLC, 144A 5.10%, 2/11/08(a)	12,423,375
5,000	3.50%, 4/22/08(a)	4,960,625
20,000	Royal Bank of Scotland, 144A 4.62%, 4/2/08(a)	19,843,433
7,800	Societe Generale NA 4.56%, 4/3/08(a)	7,738,744
25,000	4.53%, 4/8/08(a)	24,788,997
20,000	Swedbank AB 3.30%, 4/4/08(a)	19,884,500
10,000	Swedbank Mortgage AB 5.14%, 2/21/08(a)	9,971,472
5,000	5.13%, 2/22/08(a)	4,985,023
40,000	Toyota Motor Credit Corp. 4.77%, 2/22/08(a)	39,888,700
32,000	Tulip Funding Corp., 144A 4.31%, 2/8/08(a)	31,973,182
25,000	UBS Financial Delaware LLC 5.32%, 3/13/08(a)	24,848,528
9,000	Westpac Securities NZ LT, 144A 3.141%, 1/28/09(a)	9,000,000

		388,077,180

Loan Participation 0.7%
7,000	Cargill, Inc. 3.27%, 2/28/08(c)	7,000,000

Other Corporate Obligations 42.6%
42,500	American Express Credit Corp., MTN 4.64%, 3/5/08(b)	42,500,000
24,000	Bank of America NA 5.29%, 5/22/08(b)	24,000,000
6,000	Caterpillar Financial Services Corp., MTN 4.485%, 3/4/08(b)	6,000,000
6,000	Depfa Bank PLC, 144A 5.051%, 7/15/08(b)	6,000,058
17,000	Fortis Bank NY, 144A 3.864%, 7/18/08(b)	16,998,454
10,000	HSBC Finance Corp. 4.55%, 9/6/08(b)	10,000,000

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

$30,000	HSBC USA, Inc., MTN 4.246%, 8/14/08(b)	$30,000,000
40,000	Irish Life & Permanent PLC, MTN, 144A 3.984%, 8/20/08(b)	39,999,598
15,000	JP Morgan Chase & Co., MTN 4.621%, 9/2/08(b)	15,000,000
5,000	Kommunalkredit Austria, 144A 3.954%, 8/22/08(b)	5,000,000
15,000	Metropolitan Life Insurance Co. (cost: $15,000,000; purchased 4/2/07) 4.691%, 4/1/08(b)(c)(d)	15,000,000
38,800	Morgan Stanley Dean Witter Co., MTN 4.725%, 10/31/08(b)	38,800,000
30,000	Nationwide Building Society, 144A 4.923%, 7/28/08(b)	30,004,355
30,000	Nordea Bank AB, 144A 4.391%, 8/8/08(b)	30,000,000
40,000	Skandinaviska Enskilda Banken AB, 144A 4.009%, 8/19/08(b)	40,000,000
35,000	Wells Fargo & Co., MTN 4.65%, 9/3/08(b)	35,000,000
32,000	Westpac Banking Corp., MTN 5.201%, 7/11/08(b)	32,000,000

		416,302,465

U.S. Government Agency Obligations 2.4%
9,000	Federal Home Loan Bank, 3.803%, 2/17/09(b)	9,000,000
15,000	Federal Home Loan Bank, Discount Note, 3.12%, 2/22/08(a)	14,972,700

		23,972,700

Repurchase Agreement 0.1%
525	Greenwich Capital Markets, Inc., 3.00%, dated 2/1/08 in the amount of $525,044 (cost $525,000; the value of collateral including accrued interest was $535,610)(e)	525,000

	Total Investments 101.1% (amortized cost $988,878,620)(f)	988,878,620
	Liabilities in excess of other assets (1.1%)	(10,986,788)

	Net Assets 100.0%	$977,891,832

See Notes to Financial Statements.

MoneyMart Assets, Inc.	9

Portfolio of Investments

as of January 31, 2008 (Unaudited) continued

MTN—Medium Term Note.

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Rate quoted represents yield-to-maturity as of purchase date.
(b)	Floating Rate Security. The interest rate shown reflects the rate in effect at January 31, 2008.
(c)	Indicates a security that has been deemed illiquid.
(d)	Indicates a restricted security; the aggregate cost and value of restricted securities is $15,000,000 and represents 1.5% of net assets.
(e)	Repurchase agreements are collateralized by United States Treasury or federal Agency obligations.
(f)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2008 was as follows:

Foreign Banks	36.4%
Commercial Banks	25.3
Financial Services	12.7
Asset Backed Securities	8.0
Non-Captive Finance	5.4
Security Brokers & Dealers	4.8
Life Insurance	3.3
U.S. Government Agency Obligations	2.4
Mortgage Banks	1.5
Foods	0.7
Capital Goods	0.6

101.1
Liabilities in excess of other assets	(1.1)

100.0%

See Notes to Financial Statements.

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Statement of Assets and Liabilities

as of January 31, 2008 (Unaudited)

Assets
Investments, at amortized cost which approximates market value	$988,878,620
Cash	22,574
Receivable for Fund shares sold	4,467,736
Interest receivable	3,905,015
Prepaid expenses	9,394

Total assets	997,283,339

Liabilities
Payable for investments purchased	9,000,000
Payable for Fund shares reacquired	7,411,620
Accrued expenses	1,726,398
Dividends payable	892,774
Management fee payable	252,211
Distribution fee payable	74,465
Transfer agent fee payable	24,750
Deferred directors’ fees	9,289

Total liabilities	19,391,507

Net Assets	$977,891,832

Net assets were comprised of:
Common stock, at par ($.001 par value; 20 billion shares authorized for issuance)	$977,892
Paid-in capital in excess of par	976,913,940

Net assets, January 31, 2008	$977,891,832

Class A
Net asset value, offering price and redemption price per share ($716,240,362 ÷ 716,240,362 shares of common stock issued and outstanding)	$1.00

Class B
Net asset value, offering price and redemption price per share ($69,077,634 ÷ 69,077,634 shares of common stock issued and outstanding)	$1.00

Class C
Net asset value, offering price and redemption price per share ($16,894,349 ÷ 16,894,349 shares of common stock issued and outstanding)	$1.00

Class Z
Net asset value, offering price and redemption price per share ($175,679,487 ÷ 175,679,487 shares of common stock issued and outstanding)	$1.00

See Notes to Financial Statements.

MoneyMart Assets, Inc.	11

Statement of Operations

Six Months Ended January 31, 2008 (Unaudited)

Net Investment Income
Income
Interest	$23,926,728

Expenses
Management fee	1,411,099
Distribution fee—Class A	409,343
Transfer agent’s fees and expenses (including affiliated expense of $153,100)	181,000
Reports to shareholders	45,000
Custodian’s fees and expenses	40,000
Registration fees	11,000
Audit fee	10,000
Legal fees and expenses	10,000
Directors’ fees	8,000
Insurance	8,000
Interest expense	1,636
Miscellaneous	2,484

Total expenses	2,137,562

Net investment income	21,789,166

Net Realized Gain On Investments
Net realized gain on investment transactions	21,621

Net Increase In Net Assets Resulting From Operations	$21,810,787

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended January 31, 2008	Seven Months Ended July 31, 2007	Year Ended December 31, 2006
Increase (Decrease) In Net Assets
Operations
Net investment income	$21,789,166	$24,678,640	$40,507,180
Net realized gain on investment transactions	21,621	280	3,717

Net increase in net assets resulting from operations	21,810,787	24,678,920	40,510,897

Dividends and distributions to shareholders (Note 1)
Class A	(15,624,848)	(18,029,235)	(28,520,298)
Class B	(1,628,737)	(1,947,971)	(3,469,005)
Class C	(336,822)	(371,307)	(606,698)
Class Z	(4,220,380)	(4,330,407)	(7,914,896)

	(21,810,787)	(24,678,920)	(40,510,897)

Fund share transactions (Note 4) (at $1.00 per share)
Net proceeds from shares sold	909,372,953	789,872,196	1,887,263,370
Net asset value of shares issued to shareholders in reinvestment of dividends and distributions	21,435,109	23,387,746	39,616,340
Cost of shares reacquired	(832,147,044)	(819,921,911)	(2,021,725,130)

Net increase (decrease) in net assets from Fund share transactions	98,661,018	(6,661,969)	(94,845,420)

Total increase (decrease)	98,661,018	(6,661,969)	(94,845,420)

Net Assets
Beginning of period	879,230,814	885,892,783	980,738,203

End of period	$977,891,832	$879,230,814	$885,892,783

See Notes to Financial Statements.

MoneyMart Assets, Inc.	13

Notes to Financial Statements

(Unaudited)

MoneyMart Assets, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund invests primarily in a portfolio of money market instruments maturing in thirteen months or less whose ratings are within the two highest rating categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.

The Fund’s fiscal year had changed from an annual reporting period that ended December 31 to one that ends July 31. This change should have no impact on the way the Fund is managed. Shareholders will receive future annual and semi-annual reports on the new fiscal year-end schedule.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations: Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Directors. When determining the fair valuation of securities some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

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Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Loan Participations: The Fund may invest in loan participations. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Fund assumes the credit risk of the borrower, the selling participant and any other persons interpositioned between the Fund and borrower (“intermediate participants”). The Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Federal Income Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund declares daily dividends from net investment income and net realized short-term capital gains or losses. Payment of dividends is made monthly. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles are recorded on the ex-dividend date.

Restricted Securities: The Fund may hold up to 10% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

MoneyMart Assets, Inc.	15

Notes to Financial Statements

(Unaudited) continued

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .50 of 1% of the Fund’s average daily net assets up to $50 million and .30 of 1% of the Fund’s average daily net assets in excess of $50 million. The effective management fee rate was .311 of 1% for the six months ended January 31, 2008.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A shares pursuant to the plan of distribution at an annual rate of .125 of 1% of the average daily net assets of the Class A shares. The Class A distribution fee is accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of Class B, C or Z shares of the Fund.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket and sub-transfer agent expenses paid to non-affiliates, where applicable.

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The Fund pays networking fees to affiliated and unaffiliated broker/dealers including fees related to the services of Pruco LLP (“Pruco”) and First Clearing, LLC (“First Clearing”), affiliates of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended January 31, 2008, the Fund incurred approximately $89,500 in total networking fees of which $77,700 was paid to Pruco and First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Note 4. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class B, C and Z shares are not subject to any distribution and/or service fees and are offered exclusively for sale to a limited group of investors. There are 20 billion authorized shares of $.001 par value common stock divided into four classes, which consist of 13 billion Class A, 2.5 billion Class B, 2.5 billion Class C and 2 billion Class Z shares.

Transactions in shares and dollars of common stock (at $1 net asset value per share) were as follows:

Class A	Amount
Six months ended January 31, 2008:
Shares sold	$819,322,772
Shares issued in reinvestment of dividends and distributions	15,399,552
Shares reacquired	(765,441,024)

Net increase (decrease) in shares outstanding	$69,281,300

Seven months ended July 31, 2007:
Shares sold	$727,641,391
Shares issued in reinvestment of dividends and distributions	17,188,465
Shares reacquired	(750,273,603)

Net increase (decrease) in shares outstanding	$(5,443,747)

Year ended December 31, 2006:
Shares sold	$1,322,985,711
Shares issued in reinvestment of dividends and distributions	28,012,480
Shares reacquired	(1,396,635,296)

Net increase (decrease) in shares outstanding	$(45,637,105)

MoneyMart Assets, Inc.	17

Notes to Financial Statements

(Unaudited) continued

Class B	Amount
Six months ended January 31, 2008:
Shares sold	$19,904,239
Shares issued in reinvestment of dividends and distributions	1,498,995
Shares reacquired	(16,513,237)

Net increase (decrease) in shares outstanding	$4,889,997

Seven months ended July 31, 2007:
Shares sold	$12,166,754
Shares issued in reinvestment of dividends and distributions	1,711,369
Shares reacquired	(20,652,219)

Net increase (decrease) in shares outstanding	$(6,774,096)

Year ended December 31, 2006:
Shares sold	$30,823,981
Shares issued in reinvestment of dividends and distributions	3,132,707
Shares reacquired	(46,885,671)

Net increase (decrease) in shares outstanding	$(12,928,983)

Class C
Six months ended January 31, 2008:
Shares sold	$14,820,892
Shares issued in reinvestment of dividends and distributions	311,666
Shares reacquired	(11,660,004)

Net increase (decrease) in shares outstanding	$3,472,554

Seven months ended July 31, 2007:
Shares sold	$14,517,190
Shares issued in reinvestment of dividends and distributions	329,471
Shares reacquired	(13,797,422)

Net increase (decrease) in shares outstanding	$1,049,239

Year ended December 31, 2006:
Shares sold	$28,306,445
Shares issued in reinvestment of dividends and distributions	555,954
Shares reacquired	(27,371,991)

Net increase (decrease) in shares outstanding	$1,490,408

18	Visit our website at www.jennisondryden.com

Class Z	Amount
Six months ended January 31, 2008:
Shares sold	$55,325,050
Shares issued in reinvestment of dividends and distributions	4,224,896
Shares reacquired	(38,532,779)

Net increase (decrease) in shares outstanding	$21,017,167

Seven months ended July 31, 2007:
Shares sold	$35,546,861
Shares issued in reinvestment of dividends and distributions	4,158,441
Shares reacquired	(35,198,667)

Net increase (decrease) in shares outstanding	$4,506,635

Year ended December 31, 2006:
Shares sold	$505,147,233
Shares issued in reinvestment of dividends and distributions	7,915,199
Shares reacquired	(550,832,172)

Net increase (decrease) in shares outstanding	$(37,769,740)

Note 5. Tax Information

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of January 31, 2008, no provision for income tax would be required in the Funds’ financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. New Accounting Pronouncements

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

MoneyMart Assets, Inc.	19

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended January 31, 2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.000

Income from investment operations:
Net investment income and net realized gains	.024
Dividends and distributions to shareholders	(.024)

Net asset value, end of period	$1.000

Total Return(b):	2.44%
Ratios/Supplemental Data:
Net assets, end of period (000)	$716,240
Average net assets (000)	$651,389
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.51	%(c)
Expenses, excluding distribution and service (12b-1) fees	.38	%(c)
Net investment income	4.77	%(c)

(a)	For the seven-month period ended July 31, 2007. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 2007.
(b)	Total investment return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

Class A
Seven-Month Period Ended July 31, 2007(a)		Year Ended December 31,
		2006	2005	2004	2003

$1.000		$1.000	$1.000	$1.000	$1.000

.028		.044	.025	.007	.006
(.028)		(.044)	(.025)	(.007)	(.006)

$1.000		$1.000	$1.000	$1.000	$1.000

2.74%		4.46%	2.58%	.70%	.65%

$646,959		$652,403	$698,040	$890,637	$5,089,405
$640,915		$651,453	$786,418	$2,823,600	$6,535,734

.58	%(c)	.68%	.80%	.71%	.62%
.45	%(c)	.56%	.67%	.58%	.49%
4.84	%(c)	4.38%	2.46%	.54%	.63%

See Notes to Financial Statements.

MoneyMart Assets, Inc.	21

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended January 31, 2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.000

Income from investment operations:
Net investment income and net realized gains	.025
Dividends and distributions to shareholders	(.025)

Net asset value, end of period	$1.000

Total Return(c):	2.50%
Ratios/Supplemental Data:
Net assets, end of period (000)	$69,078
Average net assets (000)	$65,982
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.38	%(d)
Expenses, excluding distribution and service (12b-1) fees	.38	%(d)
Net investment income	4.91	%(d)

(a)	For the seven-month period ended July 31, 2007. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 2007.
(b)	Commencement of offering.
(c)	Total investment return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Annualized.

See Notes to Financial Statements.

22	Visit our website at www.jennisondryden.com

Class B
Seven-Month Period Ended July 31, 2007(a)		Year Ended December 31, 2006	March 11, 2005(b) through December 31, 2005

$1.000		$1.000	$1.000

.029		.045	.023
(.029)		(.045)	(.023)

$1.000		$1.000	$1.000

2.81%		4.59%	2.37%

$64,188		$70,962	$83,891
$67,491		$76,873	$90,153

.45	%(d)	.56%	.65	%(d)
.45	%(d)	.56%	.65	%(d)
4.97	%(d)	4.51%	2.84	%(d)

See Notes to Financial Statements.

MoneyMart Assets, Inc.	23

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended January 31, 2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.000

Income from investment operations:
Net investment income and net realized gains	.025
Dividends and distributions to shareholders	(.025)

Net asset value, end of period	$1.000

Total Return(c):	2.50%
Ratios/Supplemental Data:
Net assets, end of period (000)	$16,894
Average net assets (000)	$13,598
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.38	%(d)
Expenses, excluding distribution and service (12b-1) fees	.38	%(d)
Net investment income	4.92	%(d)

(a)	For the seven-month period ended July 31, 2007. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 2007.
(b)	Commencement of offering.
(c)	Total investment return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Annualized.

See Notes to Financial Statements.

24	Visit our website at www.jennisondryden.com

Class C
Seven-Month Period Ended July 31, 2007(a)		Year Ended December 31, 2006	March 11, 2005(b) through December 31, 2005

$1.000		$1.000	$1.000

.029		.045	.023
(.029)		(.045)	(.023)

$1.000		$1.000	$1.000

2.81%		4.59%	2.37%

$13,422		$12,373	$10,882
$12,867		$13,294	$12,218

.45	%(d)	.56%	.65	%(d)
.45	%(d)	.56%	.65	%(d)
4.97	%(d)	4.56%	2.87	%(d)

See Notes to Financial Statements.

MoneyMart Assets, Inc.	25

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended January 31, 2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.000

Income from investment operations:
Net investment income and net realized gains	.025
Dividends and distributions to shareholders	(.025)

Net asset value, end of period	$1.000

Total Return(b):	2.50%
Ratios/Supplemental Data:
Net assets, end of period (000)	$175,680
Average net assets (000)	$171,317
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.38	%(c)
Expenses, excluding distribution and service (12b-1) fees	.38	%(c)
Net investment income	4.90	%(c)

(a)	For the seven-month period ended July 31, 2007. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 2007.
(b)	Total investment return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

Class Z
Seven-Month Period Ended July 31, 2007(a)		Year Ended December 31,
		2006	2005	2004	2003

$1.000		$1.000	$1.000	$1.000	$1.000

.029		.045	.027	.008	.008
(.029)		(.045)	(.027)	(.008)	(.008)

$1.000		$1.000	$1.000	$1.000	$1.000

2.81%		4.59%	2.70%	.82%	.77%

$154,662		$150,156	$187,925	$192,613	$187,718
$150,056		$178,667	$187,379	$188,931	$198,143

.45	%(c)	.56%	.67%	.58%	.49%
.45	%(c)	.56%	.67%	.58%	.49%
4.97	%(c)	4.43%	2.64%	.83%	.75%

See Notes to Financial Statements.

MoneyMart Assets, Inc.	27

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
David E. A. Carson • Robert F. Gunia • Robert E. La Blanc • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, MoneyMart Assets, Inc., Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications to the Board or individual Directors are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

MoneyMart Assets, Inc.
Share Class	A	B	C	Z
NASDAQ	PBMXX	N/A	N/A	PMZXX
CUSIP	60936A308	60936A506	60936A605	60936A407

MF108E2    IFS-A145514    Ed. 03/2008

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MoneyMart Assets, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date March 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date March 25, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date March 25, 2008

*	Print the name and title of each signing officer under his or her signature.